General information	12 Months Ended
Dec. 31, 2018
General information
General information

1. General information

Ardagh Group S.A. (the “Company”) was incorporated in Luxembourg on May 6, 2011. The Company’s registered office is 56, rue Charles Martel, L‑2134 Luxembourg, Luxembourg.

On March 20, 2017, the Company closed its initial public offering (“IPO”) of 18,630,000 Class A common shares on the New York Stock Exchange (“NYSE”).

Ardagh Group S.A. and its subsidiaries (together the “Group” or “Ardagh”) is a leading supplier of sustainable innovative, value‑added rigid packaging solutions. The Group’s products include metal and glass containers primarily for food and beverage markets. End‑use categories include beer, wine, spirits, carbonated soft drinks, energy drinks, juices and water, as well as food, seafood and nutrition. Ardagh also supplies the paints & coatings, chemicals, personal care, pharmaceuticals and general household end‑use categories.

These consolidated financial statements reflect the consolidation of the legal entities forming the Group for the periods presented. The principal operating legal entities forming the Group are listed in Note 26.

The principal accounting policies that have been applied to the consolidated financial statements are described in Note 2.